Earnings per share (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Earnings per share [line items]
Payments to acquire or redeem entity's shares	$ 2,288	$ 500	$ 3,880	$ 500
Increase (decrease) in number of ordinary shares issued	165,000,000
Profit (loss), attributable to owners of parent	$ 9,257	3,116	(11,127)	7,783
Adjustment to profit (loss) for preference share dividends	1	0	1	1
Profit (loss), attributable to ordinary equity holders of parent entity	$ 9,256	$ 3,116	$ (11,128)	$ 7,782
Ordinary shares [member]
Earnings per share [line items]
Increase (Decrease) In Number Of Shares Outstanding Through Share Repurchase, Equity	(443,000,000)		(743,000,000)
Payments to acquire or redeem entity's shares	$ 2,288		$ 3,880
Weighted average number of ordinary shares outstanding	19,388,427,000	20,272,111,000	19,451,040,000	20,285,083,000
Adjusted weighted average number of ordinary shares outstanding	19,619,628,000	20,366,731,000	19,451,040,000	20,394,877,000
Number Of Shares Outstanding And Reserved For Future Issuance	19,135,400,000	20,224,314,000	19,135,400,000	20,224,314,000
Adjusted weighted average number of ordinary shares outstanding, number of shares excluded			202,620,000
Number of shares issued	19,167,443,264		19,167,443,264		19,740,881,309
Treasury stock, shares	1,032,977,146		1,032,977,146		1,037,200,510
Ordinary shares [member] | Subsequent Event1
Earnings per share [line items]
Increase (Decrease) In Number Of Shares Outstanding Through Share Repurchase, Equity	(133,000,000)
Payments to acquire or redeem entity's shares	$ 613
ADS [Member]
Earnings per share [line items]
Weighted average number of ordinary shares outstanding	3,231,404,000	3,378,685,000	3,241,840,000	3,380,847,000
Adjusted weighted average number of ordinary shares outstanding	3,269,938,000	3,394,455,000	3,241,840,000	3,399,146,000
Number Of Shares Outstanding And Reserved For Future Issuance	3,189,233,000	3,370,719,000	3,189,233,000	3,370,719,000
Adjusted weighted average number of ordinary shares outstanding, number of shares excluded			33,770,000